Capital - Disclosure of Components of Capital (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of components of capital [Line Items]
Long-term debt		$ 3,466	$ 3,653
Increase (decrease) in long-term debt		(187)
Exchangeable securities		744	739
Increase (decrease) in exchangeable securities		5
Bank overdraft		3	16
Increase (decrease) in bank overdrafts		(13)
Equity		1,664	1,989	$ 2,593
Less: available cash and cash equivalents(2)		(348)	(1,134)
Increase (decrease) in available cash and cash equivalents		786
Less: principal portion of restricted cash on TransAlta OCP bonds		(69)	(70)
Less: fair value liability (asset) of hedging instruments on long-term debt		5
Less: fair value asset of hedging instruments on long-term debt			(3)
Increase (decrease) in fair value asset of hedging instruments on long-term debt		8
Total capital		5,517	5,243
Increase (decrease) in total capital		274
Common shares
Disclosure of components of capital [Line Items]
Equity		3,285	2,863
Increase (decrease) in equity		422
Preferred shares
Disclosure of components of capital [Line Items]
Equity		942	942
Increase (decrease) in equity		0
Contributed surplus
Disclosure of components of capital [Line Items]
Equity		41	41	46
Increase (decrease) in equity		0
Deficit
Disclosure of components of capital [Line Items]
Equity		(2,567)	(2,514)	(2,453)
Increase (decrease) in equity		(53)
Accumulated other comprehensive income (loss)
Disclosure of components of capital [Line Items]
Equity	[1]	(164)	(222)	146
Increase (decrease) in equity		58
Non-controlling interests
Disclosure of components of capital [Line Items]
Equity		127	879	$ 1,011
Increase (decrease) in equity		(752)
TransAlta OCP
Disclosure of components of capital [Line Items]
Less: principal portion of restricted cash on TransAlta OCP bonds		(17)	$ (17)
Increase (decrease) in principal portion of restricted cash on TransAlta OCP bonds		$ 0

[1]	(1)Refer to Note 29 for details on components of and changes in, accumulated other comprehensive income (loss).